Note 6 - Loans Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Notes to Financial Statements
Short-term Debt [Text Block]
NOTE
6
– LOANS PAYABLE

Loans payable consist of the following:

	March 31, 2020	December 31, 2019
Loan payable to Global Holdings International, LLC, which bears interest at 15% per annum after defaulting on the maturity date of June 30, 2016. This note is secured by the Company's equipment.	$9,675,000	$9,675,000

Mortgage payable in default to ARG & Pals, Inc., for the original amount of CAD 385,000. The mortgage bears interest at 22% per annum, and matured on November 21, 2018.	271,386	296,411

Loan payable in default to an individual, issued January 17, 2018 with a 30-day maturity, bearing share interest of 2,000 common shares per 30-day period. This is an unsecured loan which matured on January 16, 2020.	50,000	50,000

Loan payable in default to an individual, issued April 13, 2018, with a 30-day maturity, bearing share interest of 4,000 common shares per 30-day period. This is an unsecured loan which matured on January 16, 2020.	100,000	100,000

Total loans payable (all current)	$10,096,386	$10,121,411

We are in default of
$9,675,000
of debt that is secured by certain equipment that we value at approximately
$9,000.
The remainder of our debt that is in default is
not
secured.

During each of the
three
-month periods ended
March 31, 2020
and
2019,
18,000
common shares were issued to individuals for loans made to CEN. Accordingly, during the three
-month periods ended
March 31, 2020
and
2019,
$12,960
and
$18,180
in interest expense and additional paid-in capital was recorded, respectively.

NOTE
9
– LOANS PAYABLE

Loans payable consist of the following at
December 31:

	2019	2018
Loan payable to Global Holdings International, LLC, which bears interest at 15% per annum after defaulting on the maturity date of June 30, 2016. This note is secured by the Company's equipment.	$9,675,000	$9,675,000

Mortgage payable in default to ARG & Pals, Inc., for the original amount of CAD $385,000. The mortgage bears interest at 22% per annum, and matured on November 21, 2018.	296,411	282,205

Loan payable in default to an individual, issued January 17, 2018 with a 30-day maturity, bearing share interest of 2,000 common shares per 30-day period. This is an unsecured loan which matured on January 16, 2020.	50,000	50,000

Loan payable in default to an individual, issued April 13, 2018, with a 30-day maturity, bearing share interest of 4,000 common shares per 30-day period. This is an unsecured loan which matured on January 16, 2020.	100,000	100,000

Total loans payable (all current)	$10,121,411	$10,107,205

We are in default of
$9,675,000
of debt that is secured by certain equipment that we value at approximately
$9,000.
The remainder of our debt that is in default is
not
secured.

During
2019
and
2018,
72,000
and
76,400
common shares were issued to individuals for loans made to CEN, respectively. Accordingly, during the
2019
and
2018,
$67,500
and
$54,388
in interest expense and additional paid-in capital was recorded, respectively.